Acquisitions and Divestitures	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions and Divestitures

Note 7.   Acquisitions and Divestitures

The Company continually evaluates potential acquisitions that align with the Company’s strategy of accelerating the adoption of electric vehicles. The Company has completed a number of acquisitions that have been accounted for as purchases and have resulted in the recognition of goodwill in the Company’s Consolidated Financial Statements. This goodwill arises because the purchase prices for these businesses exceeds the fair value of acquired identifiable net assets due to the purchase prices reflecting a number of factors including the future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses and the complementary strategic fit and resulting synergies these businesses bring to existing operations.

For all acquisitions, the Company makes an initial allocation of the purchase price at the date of acquisition based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains the information used for the purchase price allocation during due diligence and through other sources. In the months after closing, as the Company obtains additional information about the acquired assets and liabilities, including through tangible and intangible asset appraisals, and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price.

The fair values of acquired intangibles are determined based on estimates and assumptions that are deemed reasonable by the Company. Significant assumptions include the discount rates and certain assumptions that form the basis of the forecasted results of the acquired business including earnings before interest, taxes, depreciation and amortization, revenue, revenue growth rates, royalty rates and technology obsolescence rates. These assumptions are forward looking and could be affected by future economic and market conditions. The Company engages third-party valuation specialists who review the Company’s critical assumptions and calculations of the fair value of acquired intangible assets in connection with significant acquisitions.

Only facts and circumstances that existed as of the acquisition date are considered for subsequent adjustment. The Company will make appropriate adjustments to the purchase price allocation prior to completion of the measurement period, as required. The Company has included tables for the respective acquisitions by calendar year below. Where a purchase price allocation is considered final this has been disclosed respectively.

In addition to evaluating potential acquisitions, the Company may divest certain businesses from time to time based upon review of the Company’s portfolio considering, among other items, factors relative to the extent of strategic and technological alignment and optimization of capital deployment, in addition to considering if selling the businesses results in the greatest value creation for the Company and for shareholders. Details and the impacts of any dispositions are noted below.

2022 Acquisitions

The Company has completed the below acquisition in the six months ended June 30, 2022. The accompanying condensed consolidated financial statements include the operations of the acquired entities from their respective acquisition dates. All of the acquisitions have been accounted for as business combinations.

Energica Acquisition

On March 3, 2021, the Company entered into an investment agreement with Energica Motor Company S.p.A (Energica) to acquire 20.0% of Energica share capital. On September 15, 2021, the Company announced it had entered into an agreement to launch a voluntary conditional tender offer in concert with the founders of Energica for shares of Energica, pursuant to which Ideanomics plans to increase its investment from 20.0% in Energica to approximately 70.0%. The Energica founders shall continue to own approximately 29.0% of Energica.

On February 9, 2022, the Company wired €52.5 million (approximately $60.3 million) to an escrow account in order to facilitate and fund the conditional tender offer. On March, 7, 2022 the Company announced that it had achieved the 90.0% threshold for the conditional tender offer. The transaction received final approval from Italian regulatory authorities and closed on March 14, 2022.

The preliminary purchase price was $58.1 million including $2.0 million in cash obtained through the acquisition. The purchase price was paid in cash and funded from available cash resources. The table below summarizes the preliminary estimates of fair value of identifiable assets acquired and liabilities assumed in the acquisition of Energica. These preliminary estimates of the fair value are subject to revisions, which may result in an adjustment to the preliminary values presented below.

Acquisition Method Accounting Estimates

The preliminary purchase price was $58.1 million including $2.0 million in cash obtained through the acquisition. The purchase price was paid in cash and funded from available cash resources. The table below summarizes the preliminary estimates of fair value of identifiable assets acquired and liabilities assumed in the acquisition of Energica. These preliminary estimates of the fair value are subject to revisions, which may result in an adjustment to the preliminary values presented below.

(Dollars in thousands)
Cash paid at closing, including working capital estimates	$58,140
Fair value of previously held interest	22,183
Fair value of non-controlling interest	24,778
Purchase price	$105,101

Allocated to:
Current assets	$19,708
Property and equipment, net	1,927
Intangible assets –Customer relationships	14,226
Intangible assets – Development technology	18,603
Intangible assets – Trademark and trade name	14,496
Goodwill	58,643
Other assets	2,775
Current liabilities	(16,894)
Other liabilities	(8,383)
Fair value of assets acquired, less liabilities assumed	$105,101

The useful lives of the intangible assets acquired is as follows:

Energica
Intangible assets – customer relationships	13.0
Intangible assets – development technology	8.0
Intangible assets – trademark and tradename	25.0
Weighted average	14.7

The estimated amortization expense related to these intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$1,847
2023	3,694
2024	3,694
2025	3,694
2026	3,694
2027 and beyond	26,954
Total	$43,577

Amortization expense related to intangible assets created as a result of the Energica acquisition for the three and six months ended June 30, 2022, respectively was $1.0 million and $1.4 million.

The goodwill from the Energica acquisition represents future economic benefits that we expect to achieve as a result of the Energica acquisition, Goodwill is calculated as the excess of the consideration transferred over the net assets acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The goodwill is not expected to be deductible for tax purposes. Goodwill will not be amortized but instead will be tested for impairment at least annually and more frequently if certain indicators of impairment are present.

Revenue of $4.2 million and $4.5 million and net loss of $4.5 million and net loss of $5.1 million for the three and six months ended June 30, 2022, respectively, have been included in the condensed consolidated financial statements. As the Company did not consolidate Energica in 2021 there are no results to disclose, these have been included in the unaudited proforma information below.

2021 Acquisitions

The Company completed the below acquisitions in 2021. The accompanying condensed consolidated financial statements include the operations of the acquired entities from their respective acquisition dates. All of the acquisitions have been accounted for as business combinations. Accordingly, consideration paid by the Company to complete the acquisitions is initially allocated to the acquired assets and liabilities assumed based upon their estimated acquisition date fair values. The recorded amounts for assets acquired and liabilities assumed are provisional and subject to change during the measurement period, which is up to 12 months from the acquisition date.

The acquisitions below are collectively defined as the 2021 Acquisitions. Management considers the valuations final for the 2021 Acquisitions.

Timios

On January 8, 2021 the Company purchased 100% of Timios and its affiliates, a privately held company, pursuant to a stock purchase agreement for a purchase price of $40.0 million, net of cash acquired of $6.5 million. The purchase price was paid in cash and pursuant to the Agreement, $5.1 million of the cash consideration was paid into escrow pending a one year indemnification review.

Timios is a nationwide title and settlement solutions provider, which has been expanding in recent years though offering innovative solutions for real estate transactions, including residential and commercial title insurance, closing and settlement services, as well as specialized offers for the mortgage industry. The Company expects Timios to become one of the cornerstones of the Company’s fintech business unit.

Revenue of $9.2 million and $22.1 million and net loss of $3.5 million and net income of $2.1 million for the three months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

Revenue of $19.1 million and $46.9 million and net loss of $5.6 million and net income of $5.6 million for the six months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

The final purchase price allocation for Timios is summarized in the table below in the “Acquisition Method Accounting Estimates” section of this note.

Refer to Note 10 for information related to an impairment charge recognized for the Timios reporting unit during the year ended December 31, 2021.

WAVE

On January 15, 2021 the Company purchased 100% of WAVE, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $15.0 million of cash plus a total of 12.6 million unregistered shares of the Company’s common stock, valued at $40.0 million at the date of closing. Pursuant to the Wave Agreement, $5.0 million of the cash consideration was paid into escrow pending a one year indemnification review. The WAVE Agreement provided that 3.6 million shares of the Company’s common stock be held back at closing, to be released upon the receipt of certain customer consents not obtained prior to closing.

WAVE is a technology company focused on creating practical and economical solutions for the worldwide transit and off-road EV markets and is a leading provider of wireless charging solutions for medium and heavy duty EVs. The Company expects WAVE to create immediate synergies with its existing EV initiatives as it brings wireless charging to the Company’s current product offerings.

As of June 30, 2022, 0.5 million of the Company’s common stock remains unissued pending receipt of a final consent. Since receipt of this consent is probable, the Company has included the total common shares to be issued as contingent consideration as of the acquisition date of $11.4 million as of the acquisition date. Pursuant to the original agreement, if any such consent is not obtained within six months following the closing date, the portion of the common stock allocated to such consent in the agreement would not be issued to the sellers. The Company has extended the time frame for this contractual provision as the receipt of the consents is outside the control of the former WAVE shareholders.

In addition to the purchase price to be paid at closing, the WAVE Agreement contains three earnouts that could result in additional payments of up to $30.0 million to the sellers based upon: (1) revenue and gross profit margin metrics in calendar year 2021; (2) revenue and gross profit margin metrics in calendar year 2022; and (3) revenue and gross profit margin metrics for 2021 and 2022 collectively. The Company considers this earnout to be contingent consideration that as of the acquisition date is unlikely to occur and has therefore attributed zero value for purposes of the preliminary purchase price allocation. No earnout was earned for the period ending December 31, 2021. The Company will continue to monitor the fair value of this contingent considerations with any changes being recorded in the consolidated statement of operations if and when a change occurs.

The Company has also agreed to a performance and retention plan for the benefit of certain WAVE’s employees which could result in up to $10.0 million paid to such employees if certain gross revenue targets and certain gross profit margins are achieved for calendar years 2021 and 2022. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. The Company has not accrued any of this retention plan as the revenue and gross profit margin criteria are not probable of being met.

Revenue of $0.8 million and $2.4 million and net loss of $3.7 million and $1.2 million, for the three months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

Revenue of $1.3 million and $4.2 million and net loss of $7.0 million and $1.9 million for the six months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

The final purchase price allocation for WAVE is summarized in the table below.

Refer to Note 10 for information related to an impairment charge recognized for the WAVE reporting unit during the year ended December 31, 2021.

US Hybrid

On June 10, 2021, the Company purchased 100% of US Hybrid, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $50.0 million in a combination of $30.0 million in cash and 6.6 million in unregistered shares of the Company’s common stock, valued at $20.9 million at the date of closing. Pursuant to the agreement, $1.0 million of cash consideration was paid into escrow pending a true up of net working capital within 90 days of the closing date. The agreement provided that the 6.6 million shares were paid into an indemnity escrow to satisfy future indemnification obligations of the selling shareholders, if any.

US Hybrid specializes in the design and manufacturing of zero-emission electric powertrain components including traction motors, controllers, auxiliary drives, energy storage and fuel cell engines for electric, hybrid, and fuel cell medium and heavy-duty municipality vehicles, commercial trucks, buses, and specialty vehicles throughout the world. The Company expects US Hybrid to become another cornerstone in the Company’s mission to reduce commercial fleet greenhouse gas emissions through advanced EV technologies and forward-thinking partnerships.

The Company has also agreed to a performance and retention plan for the benefit of certain US Hybrid employees which could result in up to $16.7 million paid to such employees if certain gross revenue targets, gross profit margins and certain operational targets are achieved for calendar years 2021, 2022 and 2023. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. As of June 30, 2022 the Company has not accrued any of this retention plan as the various criteria for 2021 were not met and the criteria for 2022 and 2023 are not probable of being met.

Revenue of $0.6 million and $0.3 million and net loss of $3.4 million and $0.1 million, for the three months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

Revenue of $0.8 million and $0.3 million and net loss of $5.3 million and $0.1 million for the six months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

The final purchase price allocation for US Hybrid is summarized in the table below.

Refer to Note 10 for information related to an impairment charge recognized for the US Hybrid reporting unit during the year ended December 31, 2021.

Solectrac

On June 11, 2021, the Company purchased the remaining 78.6% of Solectrac, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $18.0 million. The Company had previously acquired 21.4% of Solectrac in 2020. The Company now owns 100% of Solectrac. The purchase price was paid in cash and pursuant to the agreement $2.0 million of cash consideration was paid into an indemnity escrow to satisfy future indemnification obligations of the selling shareholders, if any. In conjunction with the acquisition of Solectrac, the Company remeasured the 21.4% previously accounted for as an equity method investment. The Company remeasured the previous equity investment by grossing up the value of the 21.4% equity ownership to reflect the proceeds paid to gain control of Solectrac. This remeasurement resulted in a gain of $2.9 million recorded in the year ended December 31, 2021, this was recorded in Gain on remeasurement of investment, in our consolidated statement of operations,

Solectrac is a manufacturer and distributor of clean agricultural equipment of 100% battery-powered, all-electric tractors for agriculture and utility operations. Solectrac tractors provide an opportunity for farmers around the world to power their tractors by using the sun, wind, and other clean renewable sources of energy. The Company expects Solectrac to create immediate synergies with its existing EV initiatives as it brings a rapidly growing agricultural sector to the Company’s current product offerings.

In addition to the purchase price to be paid at closing, the Solectrac Agreement contains three earnouts that could result in additional payments of up to $6.0 million to the sellers based upon: (1) revenue and gross profit margin metrics in calendar year 2021; (2) revenue and gross profit margin metrics in calendar year 2022; and (3) revenue and gross profit margin metrics in calendar year 2023. The Company considers this earnout to be contingent consideration that as of the acquisition date is probable to occur in certain years and has attributed $2.4 million as additional consideration for purposes of the preliminary purchase price allocation. Of the $2.4 million, $1.6 million was included in the purchase price allocation and $0.8 million has been recorded as an expense for the year ended December 31, 2021 in the consolidated statement of operations, other income (expense) caption. The Company will continue to monitor the fair value of this contingent consideration with any changes being recorded in the consolidated statement of operations if and when a change occurs.

The Company has also agreed to a performance and retention plan for the benefit of certain Solectrac employees which could result in up to $3.0 million paid to such employees if certain gross revenue targets, gross profit margins and certain operational targets are achieved for calendar years 2021, 2022 and 2023. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. As of June 30, 2022 the Company has not accrued any of this retention plan as the various criteria are not yet probable of occurring.

Revenue of $3.8 million and $0.2 million net loss of $3.3 million and net income of $0.3 million for the three months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statements.

Revenue of $4.9 million and $0.2 million and net loss of $6.0 million and net income of $0.3 million for the six months ended June 30, 2022 and 2021, respectively, have been included in the condensed consolidated financial statement

The final purchase price allocation for Solectrac is summarized in the table below.

Refer to Note 10 for information related to an impairment charge recognized for the Solectrac reporting unit during the year ended December 31, 2021.

Acquisition Method Accounting Estimates

The table below reflects the Company’s final purchase price allocations of the acquisition date fair values of the assets acquired and liabilities assumed for the 2021 Acquisitions (in thousands):

	Solectrac	US Hybrid	Timios	WAVE
Purchase Price
Cash paid at closing, including working capital estimates	$18,025	$30,139	$46,576	$15,000
Fair value of previously held interest	5,287	—
Fair value of common stock	—	20,877	—	28,616
Fair value of contingent consideration	1,640	—	—	11,418
Total purchase consideration	$24,952	$51,016	$46,576	$55,034

Purchase Price Allocation
Assets acquired
Current assets	2,700	3,793	7,292	2,820
Property, plant and equipment	30	5	429	—
Other assets	45	52	48	—
Intangible assets – tradename	4,210	1,740	8,426	12,630
Intangible assets – lender relationships	—	—	16,600	—
Intangible assets - technology	2,350	5,110
Intangible assets – patents	—	—	—	13,000
Intangible assets - non-compete	—	520	—	—
Intangible assets – licenses	—	—	1,000	—
Indefinite lived title plant	—	—	500	—
Goodwill	17,714	42,218	21,824	35,689
Total assets acquired	27,049	53,438	56,119	64,139

Liabilities assumed:
Current liabilities	(509)	(1,602)	(4,306)	(4,578)
Deferred tax liability	(1,588)	(820)	(5,237)	(4,527)
Total liabilities assumed	(2,097)	(2,422)	(9,543)	(9,105)

Net assets acquired	$24,952	$51,016	$46,576	$55,034

Intangible Assets

During the year-ended December 31, 2021 the Company identified impairment indicators related to the 2021 Acquisitions resulting from changing market conditions and sustained supply chain issues that negatively impacted the subsidiaries’ projections. The Company impaired all of the intangible assets for WAVE, US Hybrid and Solectrac. The intangibles assets related to Timios were partially impaired. Refer to Note 10 of the Form 10-K filed on September 2, 2022 for additional details of the impairment.

The table below represents the useful lives for the remaining intangibles assets related to the 2021 Acquisitions:

Timios
Intangible assets – tradename	15
Intangible assets – lender relationships	7
Intangible assets – licenses	15
Weighted average useful life	10

The estimated amortization expense adjusted for the impairment related to the remaining intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$466
2023	932
2024	933
2025	933
2026	933
2026 and beyond	5,296
Total	$9,493

Amortization expense related to the 2021 Acquisitions was $0.4 million and $0.8 million for three and six months ended June 30, 2022 and was $1.4 million and $2.0 million for the three and six months ended June 30, 2021.

Cumulative Goodwill, excluding any impairments, in the amount of $117.4 million was recorded as a result of the 2021 Acquisitions. The goodwill from the 2021 Acquisitions represent future economic benefits that we expect to achieve as a result of the acquisitions, Goodwill is calculated as the excess of the consideration transferred over the net assets acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The goodwill is not expected to be deductible for tax purposes for any of the 2022/2021 Acquisitions. Goodwill will not be amortized but instead will be tested for impairment at least annually and more frequent if certain indicators of impairment are present.

Refer to Note 10 for information related to an impairment charge recognized for the 2021 Acquisitions during the year ended December 31, 2021. This impairment charge reflected the impact of changing market conditions and sustained supply chain issues that negatively impacted the subsidiaries’ projections.

2021 and 2022 Transaction Costs

Transaction costs describe the broad category of costs the Company incurs in connection with signed and/or closed acquisitions. Transaction costs include expenses associated with legal, accounting, regulatory, and other transition services rendered in connection with acquisition, travel expense, and other non-recurring direct expenses associated with acquisitions.

●	The Company incurred transaction costs of $0.3 million and $0.4 million during the three and six months ended June 30, 2022 related to the 2021 Acquisitions, immaterial acquisitions and other possible opportunities, other than Energica.
●	The Company incurred transaction costs of $0.1 million and $0.7 million during the three and six months ended June 30, 2022, respectively, related to the Energica acquisition.

Transaction costs have been included in selling, general and administrative expenses in the condensed consolidated statements of operations and in cash flows from operating activities in the condensed consolidated statements of cash flows.

Unaudited Pro forma Financial Information

The unaudited pro forma results presented below include the effects of the Company’s acquisitions as if the acquisitions had occurred on January 1, 2021. The Company filed an Amended Form 8-K on April 6, 2021 to disclose unaudited pro forma financial information, and explanatory notes, related to the acquisition of Timios as it met the criteria of a significant acquisition. The remainder of the 2021 Acquisitions and the Energica acquisition did not meet the criteria of a significant acquisition, in aggregate or individually.

The pro forma adjustments are based on historically reported transactions by the acquired companies. The pro forma results do not include any material, nonrecurring adjustments directly attributable to the 2021 Acquisitions or the Energica acquisition. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions occurred on January 1, 2021.

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
(Amounts in thousands, except per share and share data)

Total revenue	$34,202	$31,853	$59,593	$66,289

Net loss attributable to IDEX common shareholders	(36,565)	(8,135)	(66,706)	(20,145)

Earnings (loss) per share
Basic and Diluted	$(0.07)	$(0.02)	$(0.13)	$(0.05)

Weighted average shares outstanding
Basic and Diluted	497,792,525	438,269,237	497,577,331	418,089,587

Dispositions

Seven Stars Energy Pte. Ltd.

On February 9, 2022, the Company transferred its 51.0% interest in Seven Starts Energy Pte. Ltd. to Fan Yurong, a current shareholder of SSE, for a nominal amount.

The Company recognized a disposal loss of $0.5 million.as a result of the deconsolidation of SSE and such loss was recorded in “Loss on disposal of subsidiaries, net” in the condensed consolidated statements of operations for the six months ended June 30, 2022

FNL

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL the owner and operator of the social media platform Hoo.be, pursuant to which Ideanomics made an investment into FNL, including cash, Ideanomics common stock, and 100% of the common stock outstanding of Grapevine, a wholly-owned subsidiary of the Company focused on influencer marketing. Subsequent to this transaction, the Company owned 29.0% of the outstanding common stock of FNL.

The Company recognized a disposal loss of $1.2 million as a result of the deconsolidation of Grapevine, and such loss was recorded in “Loss on disposal of subsidiaries, net” in the condensed consolidated statements of operations. Through its ownership in FNL, the Company has retained a 29.0% interest in Grapevine. The disposal loss of $1.2 million includes the adjustment recorded to adjust the retained interest of 29.0% in Grapevine to its fair value on the date of disposal. The fair value of the retained interest in Grapevine was determined based on the present value of estimated future cash flows which are Level 3 unobservable inputs in the fair value hierarchy. The Company prepared cash flow projections based on management’s estimates of revenue growth rates and operating margins, taking into consideration the historical performance and the current macroeconomic industry and market conditions.

Refer to Note 9 for additional information concerning the investment in FNL.

Note 8.   Acquisitions and Divestitures

The Company continually evaluates potential acquisitions that align with the Company’s strategy of accelerating the adoption of electric vehicles. The Company has completed a number of acquisitions that have been accounted for as purchases and have resulted in the recognition of goodwill in the Company’s Consolidated Financial Statements. This goodwill arises because the purchase prices for these businesses exceeds the fair value of acquired identifiable net assets due to the purchase prices reflecting a number of factors including the future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses and the complementary strategic fit and resulting synergies these businesses bring to existing operations.

The Company may divest certain businesses from time to time based upon review of the Company’s portfolio considering, among other items, factors relative to the extent of strategic and technological alignment and optimization of capital deployment, in addition to considering if selling the businesses results in the greatest value creation for the Company and for shareholders.

2021 Acquisitions and Divestitures

The Company has completed the below acquisitions in the year ended December 31, 2021. The accompanying consolidated financial statements include the operations of the acquired entities from their respective acquisition dates. All of the acquisitions have been accounted for as business combinations. Accordingly, consideration paid by the Company to complete the acquisitions is initially allocated to the acquired assets and liabilities assumed based upon their estimated acquisition date fair values. The recorded amounts for assets acquired and liabilities assumed are provisional and subject to change during the measurement period, which is up to 12 months from the acquisition date. Management considers the valuations final for Timios, WAVE, US Hybrid and Solectrac.

The acquisitions below are collectively defined as the 2021 Acquisitions.

Timios

On January 8, 2021, the Company purchased 100% of Timios and its affiliates, a privately held company, pursuant to a stock purchase agreement for a purchase price of $40.0 million, net of cash acquired of $6.5 million. The purchase price was paid in cash and pursuant to the Agreement, $5.1 million of the cash consideration was paid into escrow pending a one year indemnification review.

Timios is a nationwide title and settlement solutions provider, which has been expanding in recent years though offering innovative solutions for real estate transactions, including residential and commercial title insurance, closing and settlement services, as well as specialized offers for the mortgage industry. The Company expects Timios to become one of the cornerstones of the Company’s fintech business unit.

Revenue of $72.7 million and net loss of $13.6 million for the year ended December 31, 2021, related to Timios have been included in the consolidated financial statements since the acquisition.

The final purchase price allocation for Timios is summarized in the table below in the “Acquisition Method Accounting Estimates” section of this note.

Refer to Note 11 for information related to an impairment charge recognized for the Timios reporting unit during the year ended December 31, 2021.

WAVE

On January 15, 2021, the Company purchased 100.00% of WAVE, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $15.0 million of cash plus a total of 12.6 million unregistered shares of the Company’s common stock, valued at $40.0 million at the date of closing. Pursuant to the Wave Agreement, $5.0 million of the cash consideration was paid into escrow pending a one-year indemnification review. The agreement provided that 3.6 million shares of the Company’s common stock be held back at closing, to be released upon the receipt of certain customer consents not obtained prior to closing.

WAVE is a technology company focused on creating practical and economical solutions for the worldwide transit and off-road EV markets and is a leading provider of wireless charging solutions for medium and heavy duty EVs. The Company expects WAVE to create immediate synergies with its existing EV initiatives as it brings wireless charging to the Company’s current product offerings.

As of December 31, 2021, 0.5 million shares of the Company’s common stock remain unissued pending receipt of a final consent. Since receipt of this consent is probable, the Company has included the total common shares to be issued as contingent consideration in the amount of $11.4 million as of the acquisition date and recorded this as a component of equity. Pursuant to the original agreement, if any such consent is not obtained within six months following the closing date, the portion of the common stock allocated to such consent in the agreement would not be issued to the sellers. The Company has extended the time frame for this contractual provision as the receipt of the consents is outside the control of the former WAVE shareholders.

In addition to the purchase price to be paid at closing, the WAVE Agreement contains three earnouts that could result in additional payments of up to $30.0 million to the sellers based upon: (1) revenue and gross profit margin metrics in calendar year 2021; (2) revenue and gross profit margin metrics in calendar year 2022; and (3) revenue and gross profit margin metrics for 2021 and 2022 collectively.

The Company considers this earnout to be contingent consideration that as of the acquisition date is unlikely to occur and has therefore attributed zero value for purposes of the preliminary purchase price allocation. No earnout was earned for the period ending December 31, 2021. The Company will continue to monitor the fair value of this contingent considerations with any changes being recorded in the consolidated statement of operations if and when a change occurs.

The Company also agreed to a performance and retention plan for the benefit of certain WAVE’s employees which could result in up to $10.0 million paid to such employees if certain gross revenue targets and certain gross profit margins are achieved for calendar years 2021 and 2022. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. The Company has not accrued any of this retention plan as the revenue and gross profit margin criteria are not probable of being met.

During the three months ended December 31, 2021, the Company recorded a change to the previously disclosed purchase price allocation to reflect a liability for $0.8 million for a sales tax obligation that the Company was previously unaware of, however since this amount is fully indemnified by the sellers, the Company recorded a $0.8 million receivable. There was no adjustment to the carrying value of goodwill. Additionally, during the three months ended December 31, 2021 the Company concluded its analysis of any limitations on net operating loss carryforwards and certain built-in losses following ownership changes. The Company concluded that $7.7 million of historic net operating losses could not be utilized by the Company. This resulted in a reduction of $1.4 million of deferred tax assets and an increase to goodwill for the same amount. This amount was recorded as a measurement period adjustment in 2021 and is included in the purchase price allocation table below.

Revenue of $7.0 million and net loss of $7.2 million for the year ended December 31, 2021, related to WAVE have been included in the consolidated financial statements since the date of acquisition.

The final purchase price allocation for WAVE is summarized in the table below in the “Acquisition Method Accounting Estimates” section of this note.

Refer to Note 11 for information related to an impairment charge recognized for the WAVE reporting unit during the year ended December 31, 2021.

US Hybrid

On June 10, 2021, the Company purchased 100% of US Hybrid, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $50.0 million in a combination of $30.0 million in cash and 6.6 million in unregistered shares of the Company’s common stock, valued at $20.9 million at the date of closing. Pursuant to the agreement, $1.0 million of the cash consideration was paid into escrow pending a true up of net working capital within 90 days of the closing date. The agreement provided that the 6.6 million shares were paid into an indemnity escrow to satisfy future indemnification obligations of the selling shareholders, if any.

US Hybrid specializes in the design and manufacturing of zero-emission electric powertrain components including traction motors, controllers, auxiliary drives, energy storage and fuel cell engines for electric, hybrid, and fuel cell medium and heavy-duty municipality vehicles, commercial trucks, buses, and specialty vehicles throughout the world. The Company expects US Hybrid to become another cornerstone in the Company’s mission to reduce commercial fleet greenhouse gas emissions through advanced EV technologies and forward-thinking partnerships.

The Company has also agreed to a performance and retention plan for the benefit of certain US Hybrid employees which could result in up to $16.7 million paid to such employees if certain gross revenue targets, gross profit margins and certain operational targets are achieved for annual performance periods commencing July 1, 2021 and concluding on June 30, 2024. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. As of December 31, 2021 the Company has accrued $1.0 million of this retention plan as certain criteria for the first performance period were partially met. Criteria associated with the second and third performance periods are not probable of being met and will be evaluated on a regular basis once those performance periods commence.

Revenue of $2.7 million and net loss of $4.8 million, for the year ended December 31, 2021, related to US Hybrid have been included in the consolidated financial statements since the date of acquisition.

The final purchase price allocation for US Hybrid is summarized in the table below in the “Acquisition Method Accounting Estimates” section of this note.

Refer to Note 11 for information related to an impairment charge recognized for the US Hybrid reporting unit during the year ended December 31, 2021. Refer to Note 26 for a subsequent event that occurred in July 2022 that affected US Hybrid.

Solectrac

On June 11, 2021, the Company purchased the remaining 78.6% of Solectrac, a privately held company, pursuant to an agreement and plan of merger for a purchase price of $17.7 million plus $0.3 million paid upon the true up of the Net Working Capital. The Company had previously acquired 21.4% of Solectrac in 2020. The Company now owns 100% of Solectrac. The purchase price was paid in cash and pursuant to the agreement $2.0 million of the cash consideration was paid into an indemnity escrow to satisfy future indemnification obligations of the selling shareholders, if any. In conjunction with the acquisition of Solectrac, the Company remeasured the 21.4% previously accounted for as an equity method investment. The Company determined the enterprise value using external specialists in support of the preliminary purchase price allocation referenced in the table below. The Company used this enterprise value to remeasure the previous equity investment by grossing up the value of the 21.4% equity ownership to reflect the proceeds paid to gain control of Solectrac. This remeasurement resulted in a gain of $2.9 million recorded in the year ended December 31, 2021, this was recorded in Gain (loss) on remeasurement of investment, in our consolidated statement of operations.

Solectrac is a manufacturer and distributor of clean agricultural equipment of 100% battery-powered, all-electric tractors for agriculture and utility operations. Solectrac tractors provide an opportunity for farmers around the world to power their tractors by using the sun, wind, and other clean renewable sources of energy. The Company expects Solectrac to create immediate synergies with its existing EV initiatives as it brings a rapidly growing agricultural sector to the Company’s current product offerings.

In addition to the purchase price, the Solectrac Agreement contains three earnouts that could result in additional payments of up to $6.0 million to the sellers based upon: (1) revenue and gross profit margin metrics in calendar year 2021; (2) revenue and gross profit margin metrics in calendar year 2022; and (3) revenue and gross profit margin metrics in calendar year 2023. The Company considers this earnout to be contingent consideration that as of the acquisition date is probable to occur in certain years and has attributed $1.6 million as additional consideration for purposes of the preliminary purchase price allocation. During the three months ended December 31, 2021 the Company re-evaluated the likelihood of the earnout being achieved in light of macro-economic events impacting the supply chain timeframes and adoption of electric tractors. The Company concluded that the fair value of the contingent consideration approximated $0.1 million and $1.5 million has been recorded as an income for the year ended December 31, 2021 in the consolidated statement of operations, other income (expense) caption. The Company will continue to monitor the fair value of this contingent consideration with any changes being recorded in the consolidated statement of operations if and when a change occurs.

The Company has also agreed to a performance and retention plan for the benefit of certain Solectrac employees which could result in up to $3.0 million paid to such employees if certain gross revenue targets, gross profit margins and certain operational targets are achieved for calendar years 2021, 2022 and 2023. The Company has concluded that this performance and retention plan does not constitute purchase consideration and will be recorded as compensation expense when the criteria are probable of being met. As of December 31, 2021 the Company has not accrued any of this retention plan as the various criteria are not yet probable of occurring.

Revenue of $1.8 million and net loss of $1.9 million, for the year ended December 31, 2021, respectively, have been included in the consolidated financial statements.

The final purchase price allocation for Solectrac is summarized in the table below in the “Acquisition Method Accounting Estimates” section of this note.

Acquisition Method Accounting Estimates

The Company makes an initial allocation of the purchase price at the date of acquisition based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains the information used for the purchase price allocation during due diligence and through other sources. In the months after closing, as the Company obtains additional information about the acquired assets and liabilities, including through tangible and intangible asset appraisals, and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price.

The fair values of acquired intangibles are determined based on estimates and assumptions that are deemed reasonable by the Company. Significant assumptions include the discount rates and certain assumptions that form the basis of the forecasted results of the acquired business including earnings before interest, taxes, depreciation and amortization, revenue, revenue growth rates, royalty rates and technology obsolescence rates. These assumptions are forward looking and could be affected by future economic and market conditions.

The Company engages third-party valuation specialists who review the Company’s critical assumptions and calculations of the fair value of acquired intangible assets in connection with significant acquisitions.

Only facts and circumstances that existed as of the acquisition date are considered for subsequent adjustment. The Company will make appropriate adjustments to the purchase price allocation prior to completion of the measurement period, as required.

The table below reflects the Company’s estimates of the acquisition date fair values of the assets acquired and liabilities assumed for the 2021 Acquisitions (in thousands):

	Solectrac	US Hybrid	Timios	WAVE
Purchase Price
Cash paid at closing, including working capital estimates	$18,025	$30,139	$46,576	$15,000
Fair value of previously held interest	5,287	—
Fair value of common stock	—	20,877	—	28,616
Fair value of contingent consideration	1,640	—	—	11,418
Total purchase consideration	24,952	51,016	46,576	55,034

Purchase Price Allocation
Assets acquired
Current assets	2,700	3,793	7,292	2,820
Property, plant and equipment	30	5	429	—
Other assets	45	52	48	—
Intangible assets – tradename	4,210	1,740	8,426	12,630
Intangible assets – lender relationships	—	—	16,600	—
Intangible assets - technology	2,350	5,110
Intangible assets – patents	—	—	—	13,000
Intangible assets - non-compete	—	520	—	—
Intangible assets – licenses	—	—	1,000	—
Indefinite lived title plant	—	—	500	—
Goodwill	17,714	42,218	21,824	35,689
Total assets acquired	27,049	53,438	56,119	64,139

Liabilities assumed:
Current liabilities	(509)	(1,602)	(4,306)	(4,578)
Deferred tax liability	(1,588)	(820)	(5,237)	(4,527)
Total liabilities assumed	(2,097)	(2,422)	(9,543)	(9,105)
Net assets acquired	$24,952	$51,016	$46,576	$55,034

The useful lives of the intangible assets acquired is as follows:

	Solectrac	US Hybrid	Timios	WAVE
Intangible assets – tradename	6	7	15	15
Intangible assets – lender relationships	—	—	7	—
Intangible assets – technology	10	13	—	—
Intangible assets – patents	—	—	—	14
Intangible assets - non-compete	—	5	—	—
Intangible assets – licenses	—	—	15	—
Weighted average useful life	7.4	11	10	14.5

Excluding the impact of any impairments, the estimated amortization expense related to these intangible assets for each of the years subsequent to December 31, 2021 is as follows (amounts in thousands):

2022 remaining	$6,511
2023	6,511
2024	6,511
2025	6,511
2026	6,511
2027 and beyond	27,473
Total	$60,028

Amortization expense related to intangible assets created as a result of the 2021 Acquisitions of $4.9 million has been recorded for the year ended December 31, 2021.

Cumulative Goodwill, excluding any impairments, in the amount of $117.4 million was recorded as a result of the 2021 Acquisitions. The goodwill from the 2021 Acquisitions represents future economic benefits that we expect to achieve as a result of the acquisitions, Goodwill is calculated as the excess of the consideration transferred over the net assets acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The goodwill is not expected to be deductible for tax purposes for any of the 2021 Acquisitions. Goodwill will not be amortized but instead will be tested for impairment at least annually and more frequent if certain indicators of impairment are present.

Transaction Costs

Transaction costs describe the broad category of costs the Company incurs in connection with signed and/or closed acquisitions. Transaction costs include expenses associated with legal, accounting, regulatory, and other transition services rendered in connection with acquisition, travel expense, and other non-recurring direct expenses associated with acquisitions. The Company incurred transaction costs of $3.8 million during the year ended December 31, 2021 related to the 2021 Acquisitions. In addition, the Company incurred transaction costs of $3.7 million during the year ended December 31, 2021, associated with the proposed VIA acquisition. Transaction costs have been included in selling, general and administrative expenses in the consolidated statements of operations and in cash flows from operating activities in the consolidated statements of cash flows.

Pro forma Financial Information

The unaudited pro forma results presented below include the effects of the Company’s acquisitions as if the acquisitions had occurred on January 1, 2020. The Company filed an Amended Form 8-K on April 6, 2021 to disclose unaudited pro forma financial information, and explanatory notes, related to the acquisition of Timios as it met the criteria of a significant acquisition. The remainder of the 2021 Acquisitions did not meet the criteria of a significant acquisition, in aggregate or individually.

The pro forma adjustments are based on historically reported transactions by the acquired companies. The pro forma results do not include any material, nonrecurring adjustments directly attributable to the 2021 Acquisitions. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions occurred on January 1, 2020.

	Year Ended
	December	December
	31, 2021	31, 2020
(Amounts in thousands, except per share and share data)

Total revenue	$117,617	$114,588

Net loss attributable to IDEX common shareholders	(257,281)	(94,097)

Earnings (loss) per share
Basic and Diluted	$(0.57)	$(0.40)

Weighted average shares outstanding
Basic and Diluted	447,829,204	232,707,448

Divestitures

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL the owner and operator of the social media platform Hoo.be, pursuant to which Ideanomics made an investment into FNL, including cash, Ideanomics common stock, and 100% of the common stock outstanding of Grapevine, a wholly-owned subsidiary of the Company focused on influencer marketing. Subsequent to this transaction, the Company owned 29.0% of the outstanding common stock of FNL.

The Company recognized a disposal loss of $1.2 million as a result of the deconsolidation of Grapevine, and such loss was recorded in “(Loss) gain on disposal of subsidiaries, net” in the consolidated statements of operations. Through its ownership in FNL, the Company has retained a 29.0% interest in Grapevine. The disposal loss of $1.2 million includes the adjustment recorded to adjust the retained interest of 29.0% in Grapevine to its fair value on the date of disposal. The fair value of the retained interest in Grapevine was determined based on the present value of estimated future cash flows which are Level 3 unobservable inputs in the fair value hierarchy. The Company prepared cash flow projections based on management’s estimates of revenue growth rates and operating margins, taking into consideration the historical performance and the current macroeconomic industry and market conditions.

2020 Acquisitions and Divestitures

The Company has not acquired any companies nor disposed of any subsidiaries in the year ended December 31, 2020, with the exception of the disposition of its remaining 10.0% interest in Amer as disclosed below.

In the year ended December 31, 2020, the Company commenced the liquidation of a consolidated entity and therefore deconsolidated the entity. As a result of the deconsolidation, the Company recorded a gain of $0.3 million in “(Loss) gain on disposal of subsidiaries, net” and bad debt expense of $0.2 million in “Selling, general and administrative expense” in the consolidated statements of operations.

2019 Acquisitions and Divestitures

(a)	Acquisition of Tree Technologies

On December 26, 2019, the Company completed the acquisition of a 51.0% interest in Tree Technologies, a Malaysian company engaged in the EV market. The acquisition price was comprised of (1) $0.9 million in cash, (2) 9.5 million shares of Ideanomics common stock, and (3) contingent consideration of up to $32.0 million over three years, to be paid in cash or Ideanomics common shares at the election of the Company. The contingent consideration was initially based upon revenue targets over three 12 month periods beginning in the three months ended December 31, 2019; due to financing delays and resulting production delays, these three 12 month periods commenced on July 1, 2020. In the year ended December 31, 2020, the Company recorded remeasurement gains of $7.0 million in “Change in fair value of contingent consideration, net” in the consolidated statements of operations. As of December 31, 2020, the recorded balance of this liability was $8.3 million.

The fair value of the Ideanomics stock was based upon the closing price of $0.82 on December 26, 2019, and the fair value of the contingent consideration was estimated to be $15.5 million, and revised to $15.3 million upon finalization of the purchase, and was recorded as a liability on the date of acquisition. The Company estimated the fair value of the contingent consideration using a scenario-based method which incorporates various estimates, including projected gross revenue for the periods, probability estimates, discount rates and other factors. This fair value measurement is based on significant Level 3 inputs. The resulting probability-weighted cash flows were discounted using the Company’s estimated weighted average cost of capital of 15.0%.

Tree Technologies holds the land use rights for 250 acres of vacant land zoned for industrial development in the Gebeng Industrial Area adjacent to Kuantan Port. Kuantan is the capital city of the state of Pahang on the east coast of Peninsular Malaysia. The Company intends to develop this land and lease it to Tree Manufacturing for the manufacture of EVs. As part of the acquisition, Tree Technologies acquired an exclusive right to market and distribute the EVs manufactured by Tree Manufacturing. The goodwill arising from the acquisition consists largely of the synergies expected from the fulfillment of these contracts. None of the goodwill recognized is expected to be deductible for tax purposes.

The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in Tree Technologies recognized. The Company has completed the fair value analysis of the assets acquired, liabilities assumed, the noncontrolling interest, and the contingent consideration, and therefore the adjustments are incorporated in the table below (in thousands):

Land use rights	$27,140
Accounts payable	(743)
Noncontrolling interest	(15,452)
Goodwill	468
Marketing and distribution agreement	12,590
Total	$24,003

The completion of the fair value analysis resulted in measurement period adjustments of $12.8 million, primarily to the amount initially assigned to the noncontrolling interest, and reduced the amount of goodwill recorded.

The accounts payable above of $0.7 million primarily represents the transfer tax payable for the land use rights for the 250 acres of vacant land, which the Company paid in the three months ended September 30, 2020.

Tree Technologies had not commenced operations as of the acquisition date, therefore pro forma results as if the acquisition had occurred as of January 1, 2019, and related information, are not presented.

Refer to Note 11 for information regarding the impairment of the marketing and distribution agreement.

(b)	Acquisition of Grapevine

On September 4, 2018, the Company completed the acquisition of 65.7% share of Grapevine for $2.4 million in cash. Fomalhaut, a British Virgin Islands company and an affiliate of Dr. Wu, the former Chairman of the Company, was the non-controlling equity holder of the Fomalhaut Interest. Fomalhaut entered into an option agreement, effective as of August 31, 2018 (the “Option Agreement,”) with the Company pursuant to which the Company provided Fomalhaut with the option to sell the Fomalhaut Interest to the Company. The aggregate sale price for the Fomalhaut Interest was the fair market value of the Fomalhaut Interest as of the close of business on the date preceding the date upon which the right to sell the Fomalhaut Interest to the Company is exercised by Fomalhaut. If the option was to be exercised, the sale price for the Fomalhaut Interest was payable in a combination of one-third in cash and two-thirds in the Company’s shares of common stock at the then market value on the exercise date.

In May 2019, the Company entered into two amendments to the Option Agreement. The aggregate exercise price for the Option was amended to the greater of: (1) fair market value of the Fomalhaut Interest in Grapevine as of the close of business on the date preceding the date upon which the option is exercised; and (2) $1.84 per share of the Company’s common stock. It was also agreed that the full amount of the exercise price was to be paid in the form of common stock of the Company.

In June 2019, the Company issued 0.6 million shares in exchange for a 34.3% ownership in Grapevine as a result of the exercise of the Option. At the completion of this transaction the Company owned 100.0% of Grapevine. At the date of the transaction, the carrying amount of the non-controlling interest in Grapevine was $0.5 million. The difference between the value of the consideration exchanged of $1.1 million and the carrying amount of the non-controlling interest in Grapevine is recorded as a debit to additional paid-in capital based on ASC 810.

Refer to Note 11 for information regarding the impairment of Grapevine’s influencer network.

(c)	Acquisition of JUSTLY (formerly known as Delaware Board of Trade (“DBOT”))

In April 2019, the Company entered into a securities purchase agreement to acquire 6.9 million shares in DBOT in exchange for 4.4 million shares of the Company’s common stock at $2.11 per share. In July 2019, the Company entered into another securities purchase agreement to acquire an additional 2.2 million shares in DBOT in exchange for 1.4 million shares of the Company’s common stock at $2.11 per share. The two transactions, which increased the Company’s ownership in DBOT to 99.0% as of that date, were completed in July 2019. The securities purchase agreements required the Company to issue contingent consideration in the form of additional shares of the Company’s common stock in the event the stock price of the common stock falls below $2.11 at the close of trading on the date immediately preceding the lock-up date, which was 9 months from the closing date. The Company accounted for the contingent consideration as a liability in accordance with ASC 480. The Company recorded this liability at fair value of $2.2 million on the date of acquisition. As of December 31, 2019, the Company remeasured this liability to $7.3 million and the remeasurement loss of $5.1 million was recorded in “Change in fair value of contingent consideration, net” in the consolidated statements of operations. In the year ended December 31, 2020, the Company recorded remeasurement losses of $1.5 million in “Change in fair value of contingent acquisition, net” in the consolidated statements of operations, and partially satisfied the liability with the issuance of 13.1 million shares of common stock. As of December 31, 2020, the recorded balance of this liability was $0.6 million. The contractual period which required periodic remeasurement has expired, and therefore the Company will not remeasure this liability in the future.

Immediately prior to the consummation of the transaction, the Company’s investment in DBOT consisted of 37.0% of the common shares outstanding, which had a fair value of $3.1 million, and the Company recorded a loss of $3.2 million to record the investment in DBOT to its fair value. This loss was recorded in “Loss on remeasurement of DBOT investment” in the consolidated statements of operations in the year ended December 31, 2019. The fair value of the investment in DBOT immediately prior to the consummation of the transaction was determined in conjunction with the overall fair value determination of the DBOT assets acquired and liabilities assumed.

DBOT operated three companies: (1) DBOT ATS LLC, an SEC recognized ATS; (2) DBOT Issuer Services LLC, focused on setting and maintaining issuer standards, as well as the provision of issuer services to DBOT designated issuers; and (3) DBOT Technology Services LLC, focused on the provision of market data and marketplace connectivity. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and DBOT, as the Company expected to execute its business plan of selling digital tokens and digital assets and other commodities on an approved ATS.

The consolidated statements of operation for the year ended December 31, 2019 include the results of DBOT from July 2019 to December 31, 2019. For the time period from July 2019 through December 31, 2019, DBOT contributed $15,838 and $1.9 million to the Company’s revenue and net loss, respectively.

The following table summarizes supplemental information on an unaudited pro forma basis, as if the acquisition had been consummated as of January 1, 2019 (in thousands):

December 31, 2019
Revenue	$44,675
Net loss attributable to IDEX common shareholders	$(99,417)

The unaudited pro forma results of operations do not purport to represent what the Company’s results of operations would actually have been had the acquisition occurred on January 1, 2019. Actual future results may vary considerably based on a variety of factors beyond the Company’s control.

The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in DBOT recognized (in thousands):

Cash	$247
Other financial assets	1,686
Financial liabilities	(4,411)
Noncontrolling interest	(105)
Goodwill	9,324
Intangible asset – continuing membership agreement	8,255
Intangible asset – customer list	59
Total	$15,055

The excess of the consideration over the fair value of the net assets acquired has been recorded as goodwill, of which none is expected to be deductible for tax purposes. For all intangible assets acquired, the continuing membership agreements were determined to have a useful life of 20 years and the customer list a useful life of 3 years.

Refer to Note 11 for information regarding the impairment of DBOT’s goodwill, continuing membership agreement, and customer list.

2019 Divestitures

(d)	Red Rock

In May 2019, the Company determined to sell the Red Rock business and entered into an agreement with Redrock Capital Group Limited, an affiliate of Dr. Wu, the former Chairman of the Company, to sell its entire interest in Red Rock for consideration of $0.7 million. The Company decided to sell Red Rock primarily because it had incurred operating losses and its business was no longer needed based on the Company’s business plan. The transaction was completed in July 2019 and the Company recorded a disposal gain of $0.6 million recorded in “(Loss) gain on disposal of subsidiaries, net” in the consolidated statements of operations in the year ended December 31, 2019.

(e)	Amer Global Technology Limited

On June 30, 2019, the Company entered into an agreement with BCC and Tekang pursuant to which Tekang will inject certain assets in the robotics and electronic internet industry and Internet of Things business consisting of manufacturing data, supply chain management and financing, and lease financing of industrial robotics into Amer in exchange for 71.8% of ownership interest in Amer. The parties subsequently entered into several amendments including: (1) changing the name of Amer to Logistorm Technology Limited, (2) issuing 39,500 new shares in Amer or 71.8% ownership interest to BCC instead of Tekang, (3) issuing 5,500 new shares in Amer or 10.0% ownership interest to MHTL, and (4) the Company is responsible for 20.0% of any potential tax obligation associated with Amer, if Amer fails to be publicly listed in 36 months from the closing date of this transaction. The Company concluded that it’s not probable that this contingent liability would be incurred. As a result of this transaction, the Company’s ownership interest in Amer was diluted from 55.0% to 10.0%. The transaction was completed on August 31, 2019.

The Company recognized a disposal gain of $0.5 million as a result of the deconsolidating Amer, and such gain was recorded in “(Loss) gain on disposal of subsidiaries, net” in the consolidated statements of operations in the year ended December 31, 2019. $0.1 million of the gain is attributable to the 10.0% ownership interest retained in Amer. In addition, on the date Amer was deconsolidated, the Company recorded a bad debt expense of $0.6 million relating to a receivable due from Amer to a subsidiary of the Company, which was recorded in “Selling, general and administrative expense” in the consolidated statements of operations in the year ended December 31, 2019.

Pro forma results of operations for the year ended December 31, 2019 have not been presented because they are not material to the consolidated results of operations. Amer had no revenue and minimal operating expenses in the year ended December 31, 2019.

In the three months ended September 30, 2020, the Company sold its remaining 10.0% interest in Amer to Fintalk Media Inc., a related party, for a nominal amount. As the Company had no basis in its remaining interest in Amer, the gain recognized on the sale was de minimis. As part of this transfer, the Company is no longer liable for the contingent liability mentioned above.